PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant, and Equipment
	June 30	December 31
	2012	2011	2010
	($ in thousands)
Cost:
Vehicles	$-	$-	$44
Computer equipment	142	123	75
Office furniture and equipment	83	56	54
Machinery and equipment	598	597	416
Leasehold improvements	111	47	47
	934	823	636
Less - accumulated depreciation and amortization	(472)	(403)	(354)
Net carrying amount	$462	$420	$282